Utility Plant	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Utility Plant
Utility Plant

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life	At December 31,		At December 31,
(Dollars In Thousands)	(Years)	2011	2010	2011	2010
Electric, gas and common utility plant classified by prescribed accounts :
Distribution plant	10-50	$4,552,087	$4,313,447	$6,279,340	$6,054,961
Production plant	25-125	1,618,196	1,575,694	2,616,855	2,585,864
Transmission plant	45-65	391,080	337,163	516,461	463,546
General plant	5-35	442,216	390,732	499,559	449,980
Intangible plant (including capitalized software)	3-50	112,118	97,458	187,948	184,706
Plant acquisition adjustment	7-30	188,628	183,142	228,593	223,108
Underground storage	25-60	27,139	26,869	40,815	40,558
Liquefied natural gas storage	25-45	12,622	12,440	14,492	14,310
Plant held for future use	NA	18,381	53,945	18,534	54,098
Recoverable Cushion Gas	NA	8,514	8,058	8,514	8,057
Plant not classified	NA	38,998	58,822	38,998	58,822
Capital leases, net of accumulated amortization [1]	1-5	32,207	15,444	32,207	—
Less: accumulated provision for depreciation		(674,782)	(429,038)	(3,714,912)	(3,509,277)
Subtotal		$6,767,404	$6,644,176	$6,767,404	$6,628,733
Construction work in progress	NA	1,282,463	628,387	1,282,463	628,387
Net utility plant		$8,049,867	$7,272,563	$8,049,867	$7,257,120
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1.
Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010.  Accumulated amortization of capital leases at PSE was $5.7 million in 2011.  PSE did not have any capital leases in 2010.

Jointly owned generating plant service costs are included in utility plant service cost.  The following table indicates the Company’s percentage ownership and the extent of the Company’s investment in jointly owned generating plants in service at December 31, 2011.  These amounts are also included in the Utility Plant table above.

			Puget Energy’s Share		Puget Sound Energy’s Share
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$135,623	$(5,153)	$279,391	$(148,922)
Colstrip Units 3 & 4	Coal	25%	217,813	(16,246)	501,837	(300,269)
Colstrip Units 1 – 4 Common Facilities [1]	Coal	various	83	(10)	252	(179)
Frederickson 1	Gas	49.85%	62,146	570	71,095	(8,379)
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1.	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.

There were no valuation adjustments to asset retirement obligations (ARO) in conjunction with the merger in 2009.  The Company recognized a new ARO in 2011 in the amount of $0.4 million.  The Company did not recognize any new AROs in 2010.

The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2011	2010
Asset retirement obligation at beginning of period	$25,416	$24,095
New asset retirement obligation recognized in the period	350	—
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$26,540	$25,416

The Company has identified the following obligations, as defined by ASC 410, “Asset Retirement and Environmental Obligations,” which were not recognized at December 31, 2011 and 2010:

•
a legal obligation under Federal Dangerous Waste Regulations to dispose of asbestos-containing material in facilities that are not scheduled for remodeling, demolition or sales. The disposal cost related to these facilities could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
an obligation under Washington state law to decommission the wells at the Jackson Prairie natural gas storage facility upon termination of the project.  Since the project is expected to continue as long as the Northwest pipeline continues to operate, the liability cannot be reasonably estimated;

•
an obligation to pay its share of decommissioning costs at the end of the functional life of the major transmission lines.  The major transmission lines are expected to be used indefinitely; therefore, the liability cannot be reasonably estimated;

•
a legal obligation under Washington state environmental laws to remove and properly dispose of certain under and above ground fuel storage tanks.  The disposal costs related to under and above ground storage tanks could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
a potential legal obligation may arise upon the expiration of an existing FERC hydropower license if FERC orders the project to be decommissioned, although PSE contends that FERC does not have such authority.  Given the value of ongoing generation, flood control and other benefits provided by these projects, PSE believes that the potential for decommissioning is remote and cannot be reasonably estimated;